Share-based payments - Second Special Fees Agreement (Details) - EUR (€)		3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended
	Apr. 20, 2022	Sep. 30, 2023	Sep. 30, 2022	Apr. 20, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Feb. 25, 2022
Second Special Fees Agreement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value		€ 49,958,000				€ 49,958,000			€ 32,250,000
Recognized as a current liability	€ 4,440,000	38,357,000		€ 4,440,000		38,357,000		€ 16,806,000
Recognized as a non-current liability	1,353,000			1,353,000
Decrease in equity	€ 5,793,000
Share-based payment expenses		15,028,000	€ (421,000)			21,551,000	€ 2,187,000
Legal fees		9,843,000				14,116,000	1,752,000
Employee benefits expenses		€ 5,185,000				€ 7,435,000	€ 435,000
Second Special Fees Agreement | Professional Fees Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted modified share based payment arrangements			276,000		€ 2,747,000
Second Special Fees Agreement | Employee Benefit Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted modified share based payment arrangements			€ 145,000		1,446,000
Second Special Fees Agreement, Award Modification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expenses				6,380,000
Legal fees				4,498,000
Employee benefits expenses				€ 1,882,000
Incremental fair value granted modified share based payment arrangements					€ 4,193,000